Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 128,675	$ 403,475	$ 8,568
Accounts Receivable, net	689,359	5,946	1,161,064
Prepaid and other current assets	77,403	55,674	94,167
Inventory, net	891,990	2,319,500	271,802
Total Current Assets	1,787,427	2,784,595	1,535,601
Property and Equipment, net	179,234	226,112	293,041
Other Assets
Debt issue costs, net		0	800
Patents, net	119,645	75,279	73,370
Deposits	106,998	156,588	154,778
Deferred Equity Offering Costs	40,416
Total Other Assets	267,059	231,867	228,948
Total Assets	2,233,720	3,242,574	2,057,590
Current Liabilities
Accounts Payable	972,662	486,690	873,012
Accrued Expenses	477,687	451,924	430,433
Sales Tax Payable	53,241	46	50,181
Deferred Revenue	70,724	77,514	75,323
Line of Credit		0	1,000,000
Convertible Line of Credit - net of discount amounting to $0 and $226,768 at June 30, 2018 and December 31, 2017, respectively	339,233	923,232	0
Convertible Note Payable - Related Party	160,000	135,000	724,616
Convertible Notes Payable - Current Portion - net of discount amounting to $84,916 and $175,668 at June 30, 2018 and December 31, 2017, respectively	1,471,700	1,486,948	100,000
Notes Payable		0	43,033
Auto Loan-current portion	7,602	9,862	9,337
Embedded Conversion Option Liability		0	107,081
Total Current Liabilities	3,552,849	3,571,216	3,413,016
Convertible Notes Payable - Long Term Portion	100,000
Auto Loan - Long Term Portion	17,196	20,620	29,678
Total Long Term Liabilities	117,196	20,620
Total Liabilities	3,670,045	3,591,836	3,442,694
Commitments and Contingencies (Note 9)
Stockholders' Deficit
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, 0 outstanding at June 30, 2018 and December 31, 2017 and 2016 respectively.		0	0
Common Stock, $0.001 par value, 490,000,000 shares authorized,144,893,995 and 141,835,662 and 120,105,418 shares issued or issuable and outstanding at June 30, 2018 and December 31, 2017 and 2016, respectively.	144,894	141,836	120,105
Additional Paid-in-Capital	38,481,538	37,785,781	33,730,240
Accumulated Deficit	(40,062,757)	(38,276,879)	(35,235,449)
Total Stockholders' Deficit	(1,436,325)	(349,262)	(1,385,104)
Total Liabilities and Stockholders' Deficit	$ 2,233,720	$ 3,242,574	$ 2,057,590